BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts balance	$ 0		$ 0	$ 0
Exercise prices	$ 0.0182		$ 0.0182
Common stock share prices		$ 0.0440	$ 0.0285
Selling and Marketing costs	$ 686,660	$ 753,027	$ 1,709,100	$ 541,219
Common stock, shares outstanding	75,545,390		58,582,469	37,428,394
Class A Preferred Stock [Member]
Potentially dilutive shares	2,265,400
Letter of Intent [Member]
Investments			$ 15,000
Membership Interest Purchase Agreement [Member]
Investments			$ 50,000
Minimum [Member]
Risk-free interest rate		5.45%	4.79%
Expected volatility		117.00%	110.00%
Exercise prices		$ 0.0215
Maximum [Member]
Risk-free interest rate			5.03%
Expected volatility			204.00%